Prepaid Land Lease and Other Leases (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Prepaid Land Lease and Other Leases [Abstract]
Schedule of prepaid land lease, net
	December 31, 2022	June 30, 2022
	US$	US$
Prepaid land lease and other leases	1,559,241	1,605,590
Less: accumulated amortization	(419,812)	(386,779)
Prepaid land lease and other leases, net	1,139,429	1,218,811

	June 30, 2022	June 30, 2021
	US$	US$
Prepaid land lease and other leases	1,605,590	1,744,062
Less: accumulated amortization	(386,779)	(385,236)
Prepaid land lease and other leases, net	1,218,811	1,358,826

Schedule of carrying amounts of prepaid land lease
	December 31, 2022	June 30, 2022
	US$	US$
Current assets	88,395	91,023
Non-current assets	1,051,034	1,127,788
	1,139,429	1,218,811

	June 30, 2022	June 30, 2021
	US$	US$
Current assets	91,023	94,427
Non-current assets	1,127,788	1,264,399
	1,218,811	1,358,826

Schedule future minimum lease payments in relation to non-cancellable leases
	December 31, 2022	June 30, 2022
	US$	US$
Within 1 year	18,216	18,757
Later than 1 year but no later than 5 years	72,863	75,029
Later than 5 years	604,436	631,784
	695,515	725,570

	June 30, 2022	June 30, 2021
	US$	US$
Within 1 year	18,757	19,459
Later than 1 year but no later than 5 years	75,029	77,835
Later than 5 years	631,784	674,873
	725,570	772,167